Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2021
Income tax and social contribution
Schedule of income tax and social security contribution recognized in earnings
	2021	2020	2019
Deferred taxes on temporary differences and tax losses	(23,313)	(8,480)	3,186
Current tax expenses	2,490	441	148
Tax (income) expense	(20,823)	(8,039)	3,334

Schedule of reconciliation between the nominal income tax and social contribution rate and effective rate
	2021	2020	2019
(Loss) Profit before income tax and social contribution	(65,469)	(29,470)	17,178
Basic rate	34%	34%	34%
Income tax and social contribution	22,259	10,020	(5,841)
Tax loss carryforward not recorded from subsidiaries (a)	(6,185)	(1,900)	(46)
IPO Bonus	(15,967)	-	-
Tax incentives	-	-	2,896
Earn-out adjustment	20,730	-	-
Others	(14)	(81)	(343)
Tax benefit (expense)	20,823	8,039	(3,334)
Effective rate	31.81%	27.28%	19.41%

a.

For certain subsidiaries of Rodati Motor Corporation no deferred tax assets were recognized as temporary differences or tax loss carryforward. If it were recognized, it would amount to R$ 7,365. The Company recognizes that it is unlikely that future taxable profit will be available against which the Company can use the benefits therein.

Schedule of breakdown and changes in deferred tax assets and deferred tax liabilities
	2021	2020	2019
Deferred tax assets
Provision for labor, tax and civil risk	10,428	10,885	8,415
Allowance for doubtful accounts	2,181	1,610	1,730
Tax losses and negative basis of social contribution tax	11,728	5,277	3,536
Provision for compensation from acquisitions	13,615	6,277	1,778
Other temporary differences	4,026	1,041	931
	41,978	25,090	16,390
Deferred Tax liabilities
Goodwill	(26,785)	(25,879)	(22,741)
Customer portfolio and platform	(14,673)	(22,005)	(10,418)
	(41,458)	(47,884)	(33,159)
	520	(22,794)	(16,769)

Deferred taxes - assets	2,276	390	75
Deferred taxes - liabilities	(1,756)	(23,184)	(16,844)

Schedule of movement of deferred income tax and social contribution

	2021	Deferred taxes 2021 variation (a)	2020	Deferred taxes 2020 variation (a)	2019
Provision for labor tax and civil risk	10,428	(457)	10,885	2,470	8,415
Allowance for doubtful accounts	2,181	571	1,610	(120)	1,730
Tax losses and negative basis of social contribution tax	11,728	6,451	5,277	1,741	3,536
Goodwill	(26,785)	(906)	(25,879)	(3,138)	(22,741)
Deferred tax from customer portfolio and digital platform	(14,673)	7,332	(22,005)	(11,719)	(10,286)
Provision for compensation from acquisitions	13,615	7,338	6,277	5,342	935
Other temporary differences	4,026	2,985	1,041	(601)	1,642
Total	520	23,314	(22,794)	(6,025)	(16,769)

Schedule of reconciliation of deferred expenses (revenues)
	2021	2020
Total Deferred taxes variation	23,314	(6,025)
Foreign exchange variation on deferred tax balances of foreign subsidiaries	-	(330)
Deferred tax from Sirena tax loss carryforwards	-	(1,393)
Deferred tax from Sirena’s customer portfolio and digital platform	-	16,228
Deferred tax profit or loss	23,314	8,480